Operations and summary of significant accounting policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Operations and summary of significant accounting policies
Ownership percentage of investments in companies below which the entity must exercise significant influence in order to be accounted for under the equity method	20.00%
Standard invoice terms, maximum extension period (in years)	1	1	1
Standard invoice terms, amount of extension allowed to receivables	$ 341	$ 221	$ 312
Percentage of consolidated sales representing extension to standard invoice terms not more than one year	1.00%	1.00%	1.00%
Percentage of value of inventories on the LIFO basis to total inventories	65.00%	70.00%	70.00%
Incremental value of inventory if FIFO method had been in use	2,422	2,575	3,022
Depreciation on equipment leased to others	690	690	713
Consolidated depreciation expense	$ 2,211	$ 2,202	$ 2,254
Maximum amortizable period of purchased intangibles (in years)	20
Maximum
Summary of significant accounting policies
Ownership percentage of investments in companies accounted for under the equity method	50.00%
Minimum
Summary of significant accounting policies
Ownership percentage of investments in companies accounted for under the equity method	20.00%